Risk (Details 2)	12 Months Ended
Dec. 31, 2020 EUR (€) $ / €
Euro Weakens Against U.S. Dollars
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.2500
Profit/(loss)	€ (2,805,812)
Carrying amount	€ 28,058,115
Euro Strengths Against U.S. Dollars
SummaryOfRiskLineItems [Line Items]
Conversion rate | $ / €	1.0500
Profit/(loss)	€ 3,429,325
Carrying amount	€ 34,293,252